ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of financial assets measured on a recurring basis presented at fair value - USD ($)	Jul. 31, 2024	Jul. 31, 2023
Platform Operator, Crypto Asset [Line Items]
Marketable Securities		$ 2,300,441
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable Securities		2,300,441
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable Securities
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable Securities